Related party transactions and balances	9 Months Ended
May 31, 2022
Related Party Transactions And Balances
Related party transactions and balances
24.	Related party transactions and balances

(a)	Key management compensation

Key management includes the Company’s directors, officers and any consultants with the authority and responsibility for planning, directing, and controlling the activities of an entity, directly or indirectly. Compensation awarded to key management for the three and nine months ended May 31, 2022, and 2021, includes the following:

	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$

Total compensation paid to key management	359,069	392,490	1,067,212	1,836,583
Share based payments	184,506	323,233	547,790	1,581,037

Total compensation paid to key management is recorded in consulting fees, salaries and wages and share based payments in the consolidated statement of income (loss) and comprehensive income (loss) for the nine months ended May 31, 2022, and 2021.

Amounts due from related parties as of May 31, 2022, with respect to the above fees were $29,740 (due to August 31, 2021 – $33,349). The amounts due to/from related parties are recorded within accounts payable and accrued liabilities on the consolidated statement of income (loss) and comprehensive income (loss). These amounts are unsecured, non-interest bearing and due on demand.

Commitment to former holders of WinView to proceeds from the patent portfolio enforcement action

Pursuant to the Business Combination agreement dated March 9, 2020, among the Company, Frankly Inc. and Winview Inc., the Company is required to pay to certain former Winview securities holders (“Stubholders”) fifty percent (50%) of the net license fees, damages awards or settlement amounts collected from third parties in connection with the Winview Patent Portfolio, after deduction of certain expenses. Certain directors of the Company are among the pool of Stubholders.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)